Shareholder Report, Average Annual Return (Details) 192603_Advent Convertible Bond ETF_TF_TSR Annual {TF}	12 Months Ended	16 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Advent Convertible Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advent Convertible Bond ETF NAV
Average Annual Return, Percent	9.13%	12.36%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	2.69%
ICE BofA Yield Alternative US Convertible Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Yield Alternative US Convertible Index
Average Annual Return, Percent	11.03%	13.55%